Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Non-Current Assets
Other non-current assets are comprised of the following:

	As of December 31,
(In $ millions)	2023	2022
Deferred mobilization and contract preparation costs (1)	42.6	17.1
Deferred tax asset	19.3	3.5
Deferred financing fee	1.7	—
Deferred demobilization revenue (2)	1.5	1.5
Right-of-use lease asset, non-current (3)	1.1	1.7
Liquidated damages (4)	0.8	2.3
Prepayments	0.3	0.2
VAT receivable	—	0.4
Total	67.3	26.7
(1) Non-current deferred mobilization and contract preparation costs relates to the non-current portion of contract mobilization and preparation costs for the jack-up rigs "Idun", "Saga", "Hild", "Arabia I", "Arabia II" and "Arabia III", which entered into long-term contracts during the year (see Note 5 - Contracts with Customers).
(2) Non-current deferred demobilization revenue relates to demobilization revenue for two of our jack-up rigs, which will be billed upon contract completion.
(3) The right-of-use lease asset pertains to our office leases (see Note 17 - Leases).
(4) Relates to the non-current portion of liquidated damages associated with a known delay in the operational start date of two of our contracts, which is amortized over the firm contract terms and recognized as reduction of "Dayrate revenue" in the Consolidated Statements of Operations.